RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key management compensation
Employee benefit expenses	$ 2,189	$ 2,212
Share-based payments	1,839	1,377
Board fees	$ 897	$ 880